Property, Equipment and Software, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software
Property, equipment and software consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Capitalized technology	$38,345	$34,586
Furniture, fixtures and equipment	3,847	3,792
Leasehold improvements	979	979
Total property, equipment and software	43,171	39,357
Less accumulated depreciation and amortization	(27,952)	(24,714)
Property, equipment and software, net	$15,219	$14,643

Property, equipment and software consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Capitalized technology	$34,586	$20,908
Furniture, fixtures and equipment	3,792	3,228
Leasehold improvements	979	862
Total property, equipment and software	39,357	24,998
Less accumulated depreciation and amortization	(24,714)	(14,440)
Property, equipment and software, net	$14,643	$10,558